ENTITY-WIDE DISCLOSURE (Schedule Of Long-Lived Assets) (Details) - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets by geographical area		$ 12,080	$ 7,371
Other long-term assets	[1]	4,370	4,573
Total Long-Lived Assets		16,450	11,944
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets by geographical area		6,704	3,263
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets by geographical area		1,789	2,097
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets by geographical area		$ 3,587	$ 2,011

[1]	Consists of non-current accounts receivable, net and other investments